Annual Operating Expenses - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 29, 2023
VIP Emerging Markets Portfolio - Initial Class
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.92%
VIP Emerging Markets Portfolio - Service Class
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.14%
Total annual operating expenses	1.02%
VIP Emerging Markets Portfolio - Service Class 2
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual operating expenses	1.17%